Note 2 - Accounting Policies, Judgments, and Estimation Uncertainty (Details Textual)	12 Months Ended
	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025
IFRS 10 [member]
Disclosure of initial application of standards or interpretations [line items]
New or amended IFRS Accounting Standard is applied early			true
IAS 28 [member]
Disclosure of initial application of standards or interpretations [line items]
New or amended IFRS Accounting Standard is applied early			true
Nigeria [member]
Disclosure of initial application of standards or interpretations [line items]
Three-year cumulative inflation rate			80.00%
Nigeria [member] | Forecasted [member]
Disclosure of initial application of standards or interpretations [line items]
Three-year cumulative inflation rate	66.00%	65.00%